Significant Accounting Judgments, Estimates and Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Judgments, Estimates and Assumptions
Weighted average IBR	5.12%	3.53%
Period of ownership restriction for Private Warrants after the completion of the Business Combination	30 days